Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income	$ 1,017	$ 3,288
Items that may be reclassified subsequently to profit or loss:
Realized losses on derivatives designated as cash flow hedges, net of tax $nil and $nil	1	3
Currency translation adjustments, net of tax $nil and $nil	1	2
Items that will not be reclassified to profit or loss:
Actuarial gain on post-employment benefit obligations, net of tax $nil and ($1)	8	2
Net change in value of equity investments, net of tax ($7) and $8	39	(44)
Total other comprehensive income (loss)	49	(37)
Total comprehensive income	1,066	3,251
Attributable to:
Equity holders of Barrick Gold Corporation	481	1,985
Non-controlling interests	$ 585	$ 1,266